Deferred Income Tax - Summary of Deferred Income Tax (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of deferred income taxes [Line Items]
Deferred income tax asset	S/ 436,697	S/ 427,008
Deferred income tax liability	(72,472)	(73,169)
Deferred income tax asset, net	364,225	353,839	S/ 48,682	S/ 58,723
Less than1 year [member]
Disclosure of deferred income taxes [Line Items]
Deferred income tax asset	73,883	86,990
Deferred income tax liability	(5,583)	(166)
Later than one year [member]
Disclosure of deferred income taxes [Line Items]
Deferred income tax asset	362,814	340,018
Deferred income tax liability	S/ (66,889)	S/ (73,003)